Investment Portfolio	as of September 30, 2020 (Unaudited)

DWS Equity 500 Index VIP

	Shares	Value ($)
Common Stocks 98.2%
Communication Services 10.6%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	152,385	4,344,496
CenturyLink, Inc.	21,715	219,104
Verizon Communications, Inc.	88,556	5,268,197
		9,831,797
Entertainment 2.0%
Activision Blizzard, Inc.	16,497	1,335,432
Electronic Arts, Inc.*	6,172	804,891
Live Nation Entertainment, Inc.*	3,146	169,506
Netflix, Inc.*	9,437	4,718,783
Take-Two Interactive Software, Inc.*	2,440	403,137
Walt Disney Co.	38,675	4,798,794
		12,230,543
Interactive Media & Services 5.4%
Alphabet, Inc. "A"*	6,437	9,434,067
Alphabet, Inc. "C"*	6,280	9,229,088
Facebook, Inc. "A"*	51,460	13,477,374
Twitter, Inc.*	17,034	758,013
		32,898,542
Media 1.3%
Charter Communications, Inc. "A"*	3,194	1,994,142
Comcast Corp. "A"	97,528	4,511,645
Discovery, Inc. "C"*	6,760	132,496
Discovery, Inc. "A"* (a)	3,114	67,792
DISH Network Corp. "A"*	5,223	151,624
Fox Corp. "A"	7,666	213,345
Fox Corp. "B"*	3,037	84,945
Interpublic Group of Companies, Inc.	8,573	142,912
News Corp. "A"	8,780	123,095
News Corp. "B"	2,595	36,278
Omnicom Group, Inc.	4,449	220,225
ViacomCBS, Inc. "B" (a)	11,887	332,955
		8,011,454
Wireless Telecommunication Services 0.3%
T-Mobile U.S., Inc.*	12,443	1,422,982
Consumer Discretionary 11.3%
Auto Components 0.1%
Aptiv PLC	5,825	534,036
BorgWarner, Inc. (a)	4,541	175,918
		709,954
Automobiles 0.2%
Ford Motor Co.	84,812	564,848
General Motors Co.	26,820	793,604
		1,358,452
Distributors 0.1%
Genuine Parts Co.	3,040	289,317
LKQ Corp.*	5,900	163,607
		452,924
Hotels, Restaurants & Leisure 1.6%
Carnival Corp. (a)	10,990	166,828
Chipotle Mexican Grill, Inc.*	595	740,008
Darden Restaurants, Inc.	2,869	289,023
Domino's Pizza, Inc.	865	367,867
Hilton Worldwide Holdings, Inc.	5,992	511,237
Las Vegas Sands Corp.	7,029	327,973
Marriott International, Inc. "A"	5,688	526,595
McDonald's Corp.	15,916	3,493,403
MGM Resorts International	8,731	189,899
Norwegian Cruise Line Holdings Ltd.*	5,867	100,384
Royal Caribbean Cruises Ltd.	3,802	246,104
Starbucks Corp.	25,011	2,148,945
Wynn Resorts Ltd.	2,155	154,751
Yum! Brands, Inc.	6,414	585,598
		9,848,615
Household Durables 0.4%
D.R. Horton, Inc.	7,066	534,401
Garmin Ltd.	3,130	296,912
Leggett & Platt, Inc.	2,887	118,858
Lennar Corp. "A"	5,835	476,603
Mohawk Industries, Inc.*	1,325	129,307
Newell Brands, Inc.	8,544	146,615
NVR, Inc.*	75	306,234
PulteGroup, Inc.	5,600	259,224
Whirlpool Corp.	1,328	244,206
		2,512,360
Internet & Direct Marketing Retail 5.2%
Amazon.com, Inc.*	9,113	28,694,376
Booking Holdings, Inc.*	875	1,496,845
eBay, Inc.	14,186	739,091
Etsy, Inc.*	2,547	309,792
Expedia Group, Inc.	2,938	269,385
		31,509,489
Leisure Products 0.1%
Hasbro, Inc.	2,793	231,037
Multiline Retail 0.5%
Dollar General Corp.	5,324	1,116,017
Dollar Tree, Inc.*	5,068	462,911
Target Corp.	10,711	1,686,125
		3,265,053
Specialty Retail 2.4%
Advance Auto Parts, Inc.	1,523	233,781
AutoZone, Inc.*	499	587,642
Best Buy Co., Inc.	4,886	543,763
CarMax, Inc.*	3,459	317,917
Home Depot, Inc.	23,050	6,401,216
L Brands, Inc.	4,974	158,223
Lowe's Companies, Inc.	16,168	2,681,624
O'Reilly Automotive, Inc.*	1,581	728,967
Ross Stores, Inc.	7,611	710,259
The Gap, Inc.	4,785	81,489
Tiffany & Co.	2,379	275,607
TJX Companies, Inc.	25,662	1,428,090
Tractor Supply Co.	2,474	354,623
Ulta Beauty, Inc.*	1,189	266,312
		14,769,513
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	7,905	124,504
NIKE, Inc. "B"	26,634	3,343,632
PVH Corp.	1,459	87,015
Ralph Lauren Corp.	987	67,086
Tapestry, Inc.	5,658	88,435
Under Armour, Inc. "A"*	3,711	41,675
Under Armour, Inc. "C"*	4,024	39,596
VF Corp.	6,809	478,332
		4,270,275
Consumer Staples 6.9%
Beverages 1.6%
Brown-Forman Corp. "B"	3,981	299,849
Coca-Cola Co.	82,715	4,083,640
Constellation Brands, Inc. "A"	3,583	679,014
Molson Coors Beverage Co. "B"	4,206	141,153
Monster Beverage Corp.*	7,868	631,014
PepsiCo, Inc.	29,631	4,106,857
		9,941,527
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	9,444	3,352,620
Kroger Co.	16,563	561,651
Sysco Corp.	10,871	676,394
Walgreens Boots Alliance, Inc.	15,352	551,444
Walmart, Inc.	29,717	4,157,705
		9,299,814
Food Products 1.1%
Archer-Daniels-Midland Co.	12,039	559,693
Campbell Soup Co.	4,276	206,830
Conagra Brands, Inc.	10,616	379,097
General Mills, Inc.	13,164	811,956
Hormel Foods Corp.	6,128	299,598
J M Smucker Co.	2,493	287,991
Kellogg Co.	5,534	357,441
Kraft Heinz Co.	13,839	414,478
Lamb Weston Holdings, Inc.	3,084	204,377
McCormick & Co., Inc.	2,671	518,441
Mondelez International, Inc. "A"	30,499	1,752,168
The Hershey Co.	3,139	449,944
Tyson Foods, Inc. "A"	6,227	370,382
		6,612,396
Household Products 1.8%
Church & Dwight Co., Inc.	5,385	504,628
Clorox Co.	2,689	565,147
Colgate-Palmolive Co.	18,298	1,411,691
Kimberly-Clark Corp.	7,256	1,071,421
Procter & Gamble Co.	53,285	7,406,082
		10,958,969
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	4,823	1,052,620
Tobacco 0.7%
Altria Group, Inc.	39,710	1,534,394
Philip Morris International, Inc.	33,318	2,498,517
		4,032,911
Energy 2.0%
Energy Equipment & Services 0.2%
Baker Hughes Co.	14,319	190,300
Halliburton Co.	19,408	233,866
National Oilwell Varco, Inc.	7,880	71,393
Schlumberger NV	29,214	454,570
TechnipFMC PLC	8,238	51,982
		1,002,111
Oil, Gas & Consumable Fuels 1.8%
Apache Corp.	8,743	82,796
Cabot Oil & Gas Corp.	8,904	154,574
Chevron Corp.	39,937	2,875,464
Concho Resources, Inc.	4,332	191,128
ConocoPhillips	22,820	749,409
Devon Energy Corp.	7,406	70,061
Diamondback Energy, Inc.	3,186	95,962
EOG Resources, Inc.	12,675	455,540
Exxon Mobil Corp.	90,467	3,105,732
Hess Corp.	5,696	233,137
HollyFrontier Corp.	2,933	57,809
Kinder Morgan, Inc.	41,319	509,463
Marathon Oil Corp.	15,786	64,565
Marathon Petroleum Corp.	14,096	413,577
Noble Energy, Inc.	10,955	93,665
Occidental Petroleum Corp.	17,777	177,948
ONEOK, Inc.	9,331	242,419
Phillips 66	9,317	482,993
Pioneer Natural Resources Co.	3,579	307,758
Valero Energy Corp.	8,688	376,364
Williams Companies, Inc.	25,852	507,992
		11,248,356
Financials 9.5%
Banks 3.3%
Bank of America Corp.	163,295	3,933,777
Citigroup, Inc.	44,550	1,920,550
Citizens Financial Group, Inc.	9,000	227,520
Comerica, Inc.	2,807	107,368
Fifth Third Bancorp.	15,524	330,972
First Republic Bank	3,738	407,666
Huntington Bancshares, Inc.	21,277	195,110
JPMorgan Chase & Co.	65,316	6,287,971
KeyCorp	20,578	245,496
M&T Bank Corp.	2,706	249,195
People's United Financial, Inc.	8,619	88,862
PNC Financial Services Group, Inc.	9,072	997,103
Regions Financial Corp.	20,139	232,203
SVB Financial Group*	1,103	265,404
Truist Financial Corp.	28,843	1,097,476
U.S. Bancorp.	29,356	1,052,413
Wells Fargo & Co.	88,211	2,073,841
Zions Bancorp. NA	3,225	94,234
		19,807,161
Capital Markets 2.5%
Ameriprise Financial, Inc.	2,572	396,371
Bank of New York Mellon Corp.	17,325	594,940
BlackRock, Inc.	3,028	1,706,429
Cboe Global Markets, Inc.	2,375	208,383
Charles Schwab Corp.	25,068	908,214
CME Group, Inc.	7,671	1,283,435
E*TRADE Financial Corp.	4,843	242,392
Franklin Resources., Inc.	5,925	120,574
Intercontinental Exchange, Inc.	11,990	1,199,599
Invesco Ltd.	8,628	98,445
MarketAxess Holdings, Inc.	810	390,088
Moody's Corp.	3,444	998,243
Morgan Stanley	25,579	1,236,745
MSCI, Inc.	1,784	636,496
Nasdaq, Inc.	2,415	296,345
Northern Trust Corp.	4,509	351,567
Raymond James Financial, Inc.	2,623	190,849
S&P Global, Inc.	5,150	1,857,090
State Street Corp.	7,639	453,222
T. Rowe Price Group, Inc.	4,834	619,815
The Goldman Sachs Group, Inc.	7,349	1,476,929
		15,266,171
Consumer Finance 0.4%
American Express Co.	13,947	1,398,187
Capital One Financial Corp.	9,879	709,905
Discover Financial Services	6,624	382,734
Synchrony Financial	11,419	298,835
		2,789,661
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc. "B"*	42,454	9,040,155
Insurance 1.8%
Aflac, Inc.	14,072	511,517
Allstate Corp.	6,657	626,690
American International Group, Inc.	18,342	504,955
Aon PLC "A"	4,948	1,020,772
Arthur J. Gallagher & Co.	4,063	428,972
Assurant, Inc.	1,317	159,765
Chubb Ltd.	9,642	1,119,629
Cincinnati Financial Corp.	3,190	248,724
Everest Re Group Ltd.	890	175,811
Globe Life, Inc.	2,031	162,277
Hartford Financial Services Group, Inc.	7,514	276,966
Lincoln National Corp.	4,083	127,920
Loews Corp.	5,208	180,978
Marsh & McLennan Companies, Inc.	10,822	1,241,283
MetLife, Inc.	16,368	608,399
Principal Financial Group, Inc.	5,609	225,874
Progressive Corp.	12,513	1,184,606
Prudential Financial, Inc.	8,581	545,065
The Travelers Companies, Inc.	5,492	594,180
Unum Group	4,102	69,037
W.R. Berkley Corp.	3,077	188,159
Willis Towers Watson PLC	2,745	573,211
		10,774,790
Health Care 14.0%
Biotechnology 2.1%
AbbVie, Inc.	37,765	3,307,836
Alexion Pharmaceuticals, Inc.*	4,676	535,075
Amgen, Inc.	12,533	3,185,387
Biogen., Inc.*	3,387	960,824
Gilead Sciences, Inc.	26,814	1,694,377
Incyte Corp.*	3,959	355,281
Regeneron Pharmaceuticals, Inc.*	2,236	1,251,668
Vertex Pharmaceuticals, Inc.*	5,570	1,515,708
		12,806,156
Health Care Equipment & Supplies 3.9%
Abbott Laboratories	37,865	4,120,848
ABIOMED, Inc.*	960	265,978
Align Technology, Inc.*	1,532	501,515
Baxter International, Inc.	10,798	868,375
Becton, Dickinson & Co.	6,197	1,441,918
Boston Scientific Corp.*	30,541	1,166,972
Danaher Corp.	13,493	2,905,448
DENTSPLY SIRONA, Inc.	4,827	211,085
DexCom, Inc.*	2,046	843,422
Edwards Lifesciences Corp.*	13,268	1,059,052
Hologic, Inc.*	5,475	363,923
IDEXX Laboratories, Inc.*	1,808	710,743
Intuitive Surgical, Inc.*	2,502	1,775,269
Medtronic PLC	28,729	2,985,518
ResMed, Inc.	3,089	529,547
STERIS PLC	1,863	328,242
Stryker Corp.	6,972	1,452,756
Teleflex, Inc.	984	334,973
The Cooper Companies, Inc.	1,040	350,605
Varian Medical Systems, Inc.*	1,993	342,796
West Pharmaceutical Services, Inc.	1,601	440,115
Zimmer Biomet Holdings, Inc.	4,494	611,813
		23,610,913
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	3,123	302,681
Anthem, Inc.	5,377	1,444,208
Cardinal Health, Inc.	6,137	288,132
Centene Corp.*	12,394	722,942
Cigna Corp.	7,849	1,329,699
CVS Health Corp.	27,969	1,633,390
DaVita, Inc.*	1,691	144,834
HCA Healthcare, Inc.	5,631	702,073
Henry Schein, Inc.*	3,143	184,746
Humana, Inc.	2,827	1,170,067
Laboratory Corp. of America Holdings*	2,118	398,756
McKesson Corp.	3,518	523,936
Quest Diagnostics, Inc.	2,833	324,350
UnitedHealth Group, Inc.	20,363	6,348,573
Universal Health Services, Inc. "B"	1,712	183,218
		15,701,605
Health Care Technology 0.1%
Cerner Corp.	6,614	478,126
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	6,681	674,380
Bio-Rad Laboratories, Inc. "A"*	448	230,926
Illumina, Inc.*	3,121	964,638
IQVIA Holdings, Inc.*	4,087	644,234
Mettler-Toledo International, Inc.*	509	491,567
PerkinElmer, Inc.	2,419	303,609
Thermo Fisher Scientific, Inc.	8,456	3,733,493
Waters Corp.*	1,362	266,516
		7,309,363
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	48,227	2,907,606
Catalent, Inc.*	3,482	298,268
Eli Lilly & Co.	16,986	2,514,268
Johnson & Johnson	56,371	8,392,514
Merck & Co., Inc.	54,119	4,489,171
Mylan NV*	11,307	167,683
Perrigo Co. PLC	3,018	138,556
Pfizer, Inc.	118,919	4,364,327
Zoetis, Inc.	10,156	1,679,498
		24,951,891
Industrials 8.1%
Aerospace & Defense 1.6%
Boeing Co.	11,355	1,876,527
General Dynamics Corp.	5,023	695,334
Howmet Aerospace, Inc.	8,400	140,448
Huntington Ingalls Industries, Inc.	897	126,253
L3Harris Technologies, Inc.	4,615	783,811
Lockheed Martin Corp.	5,262	2,016,819
Northrop Grumman Corp.	3,314	1,045,534
Raytheon Technologies Corp.	32,642	1,878,221
Teledyne Technologies, Inc.*	776	240,723
Textron, Inc.	5,107	184,312
TransDigm Group, Inc.	1,157	549,714
		9,537,696
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	2,865	292,774
Expeditors International of Washington, Inc.	3,656	330,941
FedEx Corp.	5,155	1,296,586
United Parcel Service, Inc. "B"	15,134	2,521,779
		4,442,080
Airlines 0.2%
Alaska Air Group, Inc.	2,749	100,696
American Airlines Group, Inc. (a)	10,343	127,115
Delta Air Lines, Inc.	13,599	415,857
Southwest Airlines Co.	12,605	472,688
United Airlines Holdings, Inc.*	6,192	215,172
		1,331,528
Building Products 0.4%
A.O. Smith Corp. (a)	2,969	156,763
Allegion PLC	2,019	199,699
Carrier Global Corp.	17,350	529,869
Fortune Brands Home & Security, Inc.	3,055	264,319
Johnson Controls International PLC	16,108	658,012
Masco Corp.	5,543	305,585
Trane Technologies PLC	5,107	619,224
		2,733,471
Commercial Services & Supplies 0.4%
Cintas Corp.	1,858	618,398
Copart, Inc.*	4,406	463,335
Republic Services, Inc.	4,574	426,983
Rollins, Inc.	3,199	173,354
Waste Management, Inc.	8,298	939,084
		2,621,154
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	2,754	255,489
Quanta Services, Inc.	3,089	163,284
		418,773
Electrical Equipment 0.5%
AMETEK, Inc.	4,849	481,991
Eaton Corp. PLC	8,514	868,683
Emerson Electric Co.	12,751	836,083
Rockwell Automation, Inc.	2,518	555,672
		2,742,429
Industrial Conglomerates 1.1%
3M Co.	12,329	1,974,859
General Electric Co.	187,176	1,166,107
Honeywell International, Inc.	15,023	2,472,936
Roper Technologies, Inc.	2,237	883,861
		6,497,763
Machinery 1.6%
Caterpillar, Inc.	11,585	1,727,903
Cummins, Inc.	3,144	663,887
Deere & Co.	6,699	1,484,699
Dover Corp.	3,119	337,912
Flowserve Corp.	2,969	81,024
Fortive Corp.	7,183	547,416
IDEX Corp.	1,594	290,762
Illinois Tool Works, Inc.	6,141	1,186,503
Ingersoll Rand, Inc.*	7,909	281,560
Otis Worldwide Corp.	8,689	542,367
PACCAR, Inc.	7,377	629,111
Parker-Hannifin Corp.	2,743	555,019
Pentair PLC	3,592	164,406
Snap-on, Inc.	1,198	176,262
Stanley Black & Decker, Inc.	3,405	552,291
Westinghouse Air Brake Technologies Corp.	3,924	242,817
Xylem, Inc.	3,890	327,227
		9,791,166
Professional Services 0.3%
Equifax, Inc.	2,588	406,057
IHS Markit Ltd.	7,964	625,254
Nielsen Holdings PLC	7,923	112,348
Robert Half International, Inc.	2,554	135,209
Verisk Analytics, Inc.	3,450	639,319
		1,918,187
Road & Rail 1.0%
CSX Corp.	16,342	1,269,283
J.B. Hunt Transport Services, Inc.	1,759	222,303
Kansas City Southern	2,004	362,383
Norfolk Southern Corp.	5,449	1,166,032
Old Dominion Freight Line, Inc.	2,095	379,027
Union Pacific Corp.	14,524	2,859,340
		6,258,368
Trading Companies & Distributors 0.2%
Fastenal Co.	12,250	552,352
United Rentals, Inc.*	1,525	266,113
W.W. Grainger, Inc.	954	340,359
		1,158,824
Information Technology 27.7%
Communications Equipment 0.8%
Arista Networks, Inc.*	1,157	239,418
Cisco Systems, Inc.	90,509	3,565,150
F5 Networks, Inc.*	1,359	166,844
Juniper Networks, Inc.	7,377	158,605
Motorola Solutions, Inc.	3,618	567,339
		4,697,356
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A"	6,435	696,717
CDW Corp.	3,016	360,502
Corning, Inc.	16,482	534,182
FLIR Systems, Inc.	2,909	104,288
IPG Photonics Corp.*	787	133,766
Keysight Technologies, Inc.*	4,066	401,640
TE Connectivity Ltd.	7,019	686,037
Zebra Technologies Corp. "A"*	1,124	283,765
		3,200,897
IT Services 5.5%
Accenture PLC "A"	13,612	3,076,176
Akamai Technologies, Inc.*	3,465	383,021
Automatic Data Processing, Inc.	9,184	1,281,076
Broadridge Financial Solutions, Inc.	2,519	332,508
Cognizant Technology Solutions Corp. "A"	11,586	804,300
DXC Technology Co.	5,778	103,137
Fidelity National Information Services, Inc.	13,236	1,948,472
Fiserv, Inc.*	11,869	1,223,100
FleetCor Technologies, Inc.*	1,816	432,390
Gartner, Inc.*	1,958	244,652
Global Payments, Inc.	6,389	1,134,559
International Business Machines Corp.	19,040	2,316,597
Jack Henry & Associates, Inc.	1,687	274,289
Leidos Holdings, Inc.	2,908	259,248
Mastercard, Inc. "A"	18,909	6,394,457
Paychex, Inc.	6,908	551,051
PayPal Holdings, Inc.*	25,103	4,946,044
VeriSign, Inc.*	2,145	439,403
Visa, Inc. "A" (a)	36,083	7,215,518
Western Union Co.	8,650	185,369
		33,545,367
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc.*	25,121	2,059,671
Analog Devices, Inc.	7,888	920,845
Applied Materials, Inc.	19,533	1,161,237
Broadcom, Inc.	8,605	3,134,974
Intel Corp.	91,036	4,713,844
KLA Corp.	3,363	651,548
Lam Research Corp.	3,114	1,033,069
Maxim Integrated Products, Inc.	5,827	393,963
Microchip Technology, Inc.	5,329	547,608
Micron Technology, Inc.*	23,764	1,115,957
NVIDIA Corp.	13,205	7,146,810
Qorvo, Inc.*	2,469	318,526
QUALCOMM., Inc.	24,144	2,841,266
Skyworks Solutions, Inc.	3,547	516,089
Teradyne, Inc.	3,529	280,414
Texas Instruments, Inc.	19,606	2,799,541
Xilinx, Inc.	5,211	543,195
		30,178,557
Software 9.1%
Adobe, Inc.*	10,262	5,032,793
ANSYS, Inc.*	1,851	605,703
Autodesk, Inc.*	4,682	1,081,589
Cadence Design Systems, Inc.*	5,937	633,062
Citrix Systems, Inc.	2,637	363,141
Fortinet, Inc.*	2,912	343,063
Intuit, Inc.	5,604	1,828,081
Microsoft Corp.	162,003	34,074,091
NortonLifeLock, Inc.	12,582	262,209
Oracle Corp.	41,374	2,470,028
Paycom Software, Inc.*	1,063	330,912
salesforce.com, Inc.*	19,477	4,894,959
ServiceNow, Inc.*	4,101	1,988,985
Synopsys, Inc.*	3,283	702,496
Tyler Technologies, Inc.*	846	294,882
		54,905,994
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	344,102	39,850,452
Hewlett Packard Enterprise Co.	28,205	264,281
HP, Inc.	29,338	557,129
NetApp, Inc.	4,663	204,426
Seagate Technology PLC	4,746	233,835
Western Digital Corp.	6,335	231,544
Xerox Holding Corp.	4,136	77,633
		41,419,300
Materials 2.6%
Chemicals 1.8%
Air Products & Chemicals, Inc.	4,716	1,404,708
Albemarle Corp.	2,352	209,987
Celanese Corp.	2,572	276,361
CF Industries Holdings, Inc.	4,749	145,842
Corteva, Inc.	15,945	459,375
Dow, Inc.	15,807	743,719
DuPont de Nemours, Inc.	15,661	868,872
Eastman Chemical Co.	2,832	221,236
Ecolab, Inc.	5,303	1,059,752
FMC Corp.	2,835	300,255
International Flavors & Fragrances, Inc. (a)	2,343	286,900
Linde PLC	11,227	2,673,486
LyondellBasell Industries NV "A"	5,458	384,734
PPG Industries, Inc.	5,018	612,597
The Mosaic Co.	7,561	138,140
The Sherwin-Williams Co.	1,747	1,217,205
		11,003,169
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,309	308,086
Vulcan Materials Co.	2,820	382,223
		690,309
Containers & Packaging 0.4%
Amcor PLC	33,291	367,866
Avery Dennison Corp.	1,739	222,314
Ball Corp.	6,939	576,770
International Paper Co.	8,552	346,698
Packaging Corp. of America	2,097	228,678
Sealed Air Corp.	3,430	133,118
Westrock Co.	5,741	199,442
		2,074,886
Metals & Mining 0.3%
Freeport-McMoRan Copper & Gold, Inc.	31,599	494,208
Newmont Corp.	17,109	1,085,566
Nucor Corp.	6,343	284,547
		1,864,321
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate Equities, Inc.	2,500	400,000
American Tower Corp.	9,494	2,294,985
Apartment Investment & Management Co. "A"	3,294	111,074
AvalonBay Communities, Inc.	3,035	453,247
Boston Properties, Inc.	3,119	250,456
Crown Castle International Corp.	8,979	1,495,003
Digital Realty Trust, Inc.	5,755	844,604
Duke Realty Corp.	8,031	296,344
Equinix, Inc.	1,895	1,440,446
Equity Residential	7,290	374,196
Essex Property Trust, Inc.	1,383	277,693
Extra Space Storage, Inc.	2,746	293,795
Federal Realty Investment Trust	1,414	103,844
Healthpeak Properties, Inc.	11,351	308,180
Host Hotels & Resorts, Inc.	14,645	158,020
Iron Mountain, Inc. (a)	6,301	168,804
Kimco Realty Corp.	8,970	101,002
Mid-America Apartment Communities, Inc.	2,394	277,584
Prologis, Inc.	15,808	1,590,601
Public Storage	3,251	724,063
Realty Income Corp.	7,442	452,101
Regency Centers Corp.	3,325	126,416
SBA Communications Corp.	2,392	761,804
Simon Property Group, Inc.	6,544	423,266
SL Green Realty Corp.	1,643	76,186
UDR, Inc.	6,094	198,725
Ventas, Inc.	8,094	339,624
Vornado Realty Trust	3,281	110,602
Welltower, Inc.	8,915	491,127
Weyerhaeuser Co.	16,191	461,767
		15,405,559
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	7,295	342,646
Utilities 2.9%
Electric Utilities 1.8%
Alliant Energy Corp.	5,513	284,747
American Electric Power Co., Inc.	10,567	863,641
Duke Energy Corp.	15,706	1,390,923
Edison International	8,056	409,567
Entergy Corp.	4,221	415,895
Evergy, Inc.	4,961	252,118
Eversource Energy	7,397	618,019
Exelon Corp.	20,719	740,911
FirstEnergy Corp.	11,511	330,481
NextEra Energy, Inc.	10,477	2,907,996
NRG Energy, Inc.	5,149	158,280
Pinnacle West Capital Corp.	2,311	172,285
PPL Corp.	16,685	453,999
Southern Co.	22,530	1,221,577
Xcel Energy, Inc.	11,349	783,195
		11,003,634
Gas Utilities 0.0%
Atmos Energy Corp.	2,725	260,483
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	14,487	262,360
Multi-Utilities 0.9%
Ameren Corp.	5,372	424,818
CenterPoint Energy, Inc.	11,437	221,306
CMS Energy Corp.	6,257	384,242
Consolidated Edison, Inc.	7,123	554,169
Dominion Energy, Inc	17,965	1,417,978
DTE Energy Co.	4,079	469,248
NiSource, Inc.	7,832	172,304
Public Service Enterprise Group, Inc.	10,774	591,600
Sempra Energy	6,174	730,755
WEC Energy Group, Inc.	6,713	650,490
		5,616,910
Water Utilities 0.1%
American Water Works Co., Inc.	3,904	565,611
Total Common Stocks (Cost $257,607,400)		596,496,484
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.2%
U.S. Treasury Obligation
U.S. Treasury Bills, 0.11% **, 1/28/2021 (b) (Cost $924,663)	925,000	924,690
	Shares	Value ($)
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (c) (d) (Cost $8,745,997)	8,745,997	8,745,997
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 0.09% (c) (Cost $10,169,137)	10,169,137	10,169,137
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $277,447,197)	101.5	616,336,308
Other Assets and Liabilities, Net	(1.5)	(9,031,884)
Net Assets	100.0	607,304,424

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (c) (d)
251,422	8,494,575 (e)	—	—	—	8,036	—	8,745,997	8,745,997
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 0.09% (c)
11,512,814	46,862,600	48,206,277	—	—	17,087	—	10,169,137	10,169,137
11,764,236	55,357,175	48,206,277	—	—	25,123	—	18,915,134	18,915,134

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2020 amounted to $8,579,637, which is 1.4% of net assets.
(b)	At September 30, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.
S&P: Standard & Poor's
At September 30, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	12/18/2020	68	11,276,808	11,396,800	119,992

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$596,496,484	$—	$—	$596,496,484
Government & Agency Obligations	—	924,690	—	924,690
Short-Term Investments (f)	18,915,134	—	—	18,915,134
Derivatives (g)
Futures Contracts	$119,992	$—	$—	$119,992
Total	$615,531,610	$924,690	$—	$616,456,300

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 119,992